RELATED PARTIES (Details Narrative)		1 Months Ended		12 Months Ended
	Dec. 14, 2020 USD ($)	Oct. 31, 2020 USD ($) $ / shares shares	Jul. 27, 2020 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 shares	Mar. 14, 2023 $ / shares	Aug. 10, 2022 USD ($)
Related Party Transaction [Line Items]
Share price | $ / shares							$ 9.94
Expenses incurred and paid				$ 240,000	$ 240,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregate purchase price		$ 2,717
Share price | $ / shares		$ 0.004
Aggregate number of shares owned | shares						6,900,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders						20.00%
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares		625,000
Aggregate number of shares owned | shares						6,150,000
Restrictions on transfer period of time after business combination completion				1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares		900,000
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000
Number of shares issued | shares			5,750,000
Stock split						1.2
Founder Shares [Member] | Sponsor [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Founder Shares [Member] | Direct Anchor [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		625,000
Aggregate number of shares owned | shares						750,000
Administrative Services Agreement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Expenses per month	$ 20,000
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Aggregate principal amount								$ 400,000
Amount outstanding under promissory note				$ 347,961
Working Capital Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,500,000
Price of warrant | $ / shares				$ 1.00
Working Capital Loans | Working capital loans warrant [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 0	$ 0